SHORT-TERM INVESTMENTS	12 Months Ended
Jun. 30, 2025
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

3.SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	June 30, 2025	June 30, 2024
Bonds	$—	$258,702

The Company acquired bonds issued by other corporations from various industries through the open market. These bonds were held to receive coupon interest payments and to realized potential gains. The bonds may also be disposed on demand through the open market should the Company require funds for operational or investment needs. The Company accounts for the bonds at fair value at each reporting date.

The continuity of short-term investment is summarized as follows:

Amount
Balance, July 1, 2023	$198,375
Change in fair value	60,327
Balance, June 30, 2024	$258,702
Change in fair value	49,048
Disposition	(307,750)
Balance, June 30, 2025	$—